LEASE (Tables)	12 Months Ended
Dec. 31, 2020
LEASE
Schedule of supplemental cash flow information related to leases

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	22,896	30,536
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	29,667	36,236

Schedule of ROU assets and lease liabilities

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Right-of-use assets	55,362	48,990
Operating lease liabilities-current	21,020	28,528
Operating lease liabilities-non current	31,184	14,974

Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended,	Year ended,
	December 31, 2019	December 31, 2020
	RMB	RMB
Weighted-average remaining lease term	2.27	1.69
Weighted-average discount rate	9.88%	6.16%

Schedule of maturities of operating lease liabilities

The maturities of operating lease liabilities as of December 31, 2019 and 2020 are as follows:

Year ended,
December 31, 2019
RMB
2020	26,157
2021	26,260
2022	5,177
2023	269
2024 and thereafter	—
Total undiscounted lease payments	57,863
Imputed interest	(5,659)
Total lease liabilities	52,204

14.         LEASE - continued

Operating lease as lessee- continued

Year ended,
December 31, 2020
RMB
2021	32,255
2022	13,582
2023	710
2024	—
2025 and thereafter	—
Total undiscounted lease payments	46,547
Imputed interest	(3,045)
Total lease liabilities	43,502